5. Sales revenues (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Net Sales [line items]
Sales revenues	[1]	$ 9,481	$ 18,502	$ 26,624	$ 37,305
Foreign market [member]
Disclosure Of Net Sales [line items]
Sales revenues		3,207	4,365	9,204	9,287
Foreign market [member] | Sales abroad [member]
Disclosure Of Net Sales [line items]
Sales revenues	[2]	408	428	785	1,493
Foreign market [member] | Exports [member]
Disclosure Of Net Sales [line items]
Sales revenues		2,799	3,937	8,419	7,794
Domestic market [member]
Disclosure Of Net Sales [line items]
Sales revenues		6,274	14,137	17,420	28,018
Domestic market [member] | Oil products [member]
Disclosure Of Net Sales [line items]
Sales revenues		5,089	12,149	14,456	23,444
Domestic market [member] | Services and others [member]
Disclosure Of Net Sales [line items]
Sales revenues		227	178	386	507
Domestic market [member] | Electricity [member]
Disclosure Of Net Sales [line items]
Sales revenues		80	162	372	659
Domestic market [member] | Renewables and nitrogen products [member]
Disclosure Of Net Sales [line items]
Sales revenues		6	62	32	141
Domestic market [member] | Natural gas [member]
Disclosure Of Net Sales [line items]
Sales revenues		729	1,417	1,940	2,933
Domestic market [member] | Other oil products [member] | Oil products [member]
Disclosure Of Net Sales [line items]
Sales revenues		501	832	1,193	1,667
Domestic market [member] | Fuel oil including bunker fuel [member] | Oil products [member]
Disclosure Of Net Sales [line items]
Sales revenues		122	259	388	545
Domestic market [member] | Naphtha [member] | Oil products [member]
Disclosure Of Net Sales [line items]
Sales revenues		258	475	930	895
Domestic market [member] | Jet fuel [member] | Oil products [member]
Disclosure Of Net Sales [line items]
Sales revenues		76	946	926	1,924
Domestic market [member] | Liquefied petroleum gas [member] | Oil products [member]
Disclosure Of Net Sales [line items]
Sales revenues		705	1,090	1,607	2,100
Domestic market [member] | Gasoline [member] | Oil products [member]
Disclosure Of Net Sales [line items]
Sales revenues		914	2,598	2,813	4,945
Domestic market [member] | Diesel [member] | Oil products [member]
Disclosure Of Net Sales [line items]
Sales revenues		2,513	5,949	6,599	11,368
Domestic market [member] | Breakage [member]
Disclosure Of Net Sales [line items]
Sales revenues		$ 143	$ 169	$ 234	$ 334

[1]	Sales revenues by business segment are set out in note 9.
[2]	Sales revenues from operations outside of Brazil, including trading and excluding exports.